Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Schedule of lease and contract obligations

	Gross Lease Obligations	Sublease Income	Net Lease Obligations	Other Obligations
Year ending December 31, 2012	24.2	1.5	22.7	12.2
Year ending December 31, 2013	22.3	1.6	20.8	—
Year ending December 31, 2014	21.1	1.4	19.7	—
Year ending December 31, 2015	20.3	1.3	19.0	—
Year ending December 31, 2016	19.9	1.3	18.5	—
Thereafter through August 31, 2023	97.1	1.6	95.5	—

	$204.9	$8.7	$196.2	$12.2

Fair Value of Asset or Liability on Futures Contracts

Futures Contracts	Statements of Financial Condition Location	Fair Value of asset or (liability) as of December 31,
		2011	2010
Notional Value	Not Applicable	$(20.8)	$(64.6)

Fair Value	Receivable from brokers, dealers and clearing organizations	$0.9	$(0.3)

Schedule of Unrealized Gain (Loss) on Futures Contracts

Futures Contracts	Statements of Operations Location	Loss Recognized for the year ended December 31,
		2011	2010	2009
Unrealized loss	Net trading revenue	$(75.8)	$(63.1)	$(48.9)